Quarterly Holdings Report
for
Fidelity® Series International Small Cap Fund
July 31, 2024
SCF-S-NPRT3-0924
1.907962.114
Common Stocks - 96.9%
	Shares	Value ($)
Australia - 1.8%
Dominos Pizza Enterprises Ltd.	188,911	4,048,352
Imdex Ltd.	14,690,232	21,999,291
Latin Resources Ltd. (a)	12,500,000	1,226,156
NIB Holdings Ltd.	972,683	4,789,728
Steadfast Group Ltd.	9,843,721	41,778,086
Vulcan Energy Resources Ltd. (a)(b)	500,000	1,494,276
TOTAL AUSTRALIA		75,335,889
Austria - 0.0%
AT&S Austria Technologie & Systemtechnik AG (b)	105,000	2,239,771
Belgium - 1.7%
Azelis Group NV	1,290,854	24,447,968
Fagron NV	227,500	4,687,874
Galapagos NV (a)	85,000	2,272,380
KBC Ancora	732,579	35,677,513
Warehouses de Pauw	138,500	3,759,282
TOTAL BELGIUM		70,845,017
Brazil - 0.0%
Vamos Locacao de Caminhoes Maquinas e Equipamentos SA	1,163,900	1,775,847
Canada - 4.0%
CAE, Inc. (a)	1,085,900	19,757,222
ECN Capital Corp.	533,950	819,885
Lumine Group, Inc. (a)	370,000	9,902,220
McCoy Global, Inc.	1,106,750	1,603,230
MTY Food Group, Inc. (b)	118,300	3,903,776
North West Co., Inc.	200,000	6,476,660
Onex Corp. (sub. vtg.)	50,000	3,426,285
Osisko Gold Royalties Ltd.	1,464,700	25,683,835
Parkland Corp.	182,500	5,119,491
Pason Systems, Inc.	2,191,500	25,968,160
Real Matters, Inc. (a)	950,000	5,243,183
Richelieu Hardware Ltd.	1,820,420	53,769,404
TOTAL CANADA		161,673,351
China - 0.3%
Chlitina Holding Ltd.	2,206,670	9,993,080
Zai Lab Ltd. (a)(b)	750,000	1,419,863
TOTAL CHINA		11,412,943
Denmark - 0.8%
Cadeler A/S (a)	1,700,000	10,984,730
Spar Nord Bank A/S	1,026,010	20,920,760
TOTAL DENMARK		31,905,490
Egypt - 0.1%
Integrated Diagnostics Holdings PLC (a)(c)	15,331,734	4,752,838
Finland - 0.2%
Huhtamaki Oyj	136,689	5,541,520
Nanoform Finland PLC (a)	500,000	969,696
TOTAL FINLAND		6,511,216
France - 3.4%
ARGAN SA	85,600	6,994,365
Elis SA	440,000	10,180,942
Exail Technologies SA (a)(b)	221,114	3,958,032
Exclusive Networks SA (a)	190,000	4,780,839
Laurent-Perrier Group SA	97,649	12,628,835
Lectra	1,009,210	28,452,267
LISI	454,088	12,507,065
Maisons du Monde SA (c)	259,100	1,029,108
Stef SA	75,000	10,892,846
Thermador Groupe SA	82,100	6,779,463
Vallourec SA (a)	614,300	9,959,096
Vetoquinol SA	298,648	32,579,749
TOTAL FRANCE		140,742,607
Germany - 6.9%
Aixtron AG (b)	90,000	2,103,894
Auto1 Group SE (a)(b)(c)	900,000	7,597,395
CTS Eventim AG	1,314,770	115,967,152
Gerresheimer AG	30,000	3,108,763
Nexus AG	638,016	38,253,302
NORMA Group AG	107,000	1,989,457
Rheinmetall AG	108,300	59,049,227
Scout24 AG (c)	340,500	26,974,648
Stabilus Se	494,629	24,222,879
Wacker Chemie AG (b)	40,300	4,047,442
TOTAL GERMANY		283,314,159
Greece - 0.3%
Athens International Airport SA	797,400	6,871,096
Metlen Energy & Metals SA	126,900	5,010,073
TOTAL GREECE		11,881,169
Hungary - 0.2%
Richter Gedeon PLC	363,700	10,368,523
Indonesia - 0.2%
PT Selamat Sempurna Tbk	50,000,000	6,334,563
Ireland - 1.7%
AerCap Holdings NV	366,000	34,385,700
Cairn Homes PLC	4,600,000	9,409,082
Cairn Homes PLC	6,291,234	12,859,436
Irish Residential Properties REIT PLC	10,824,300	10,777,431
Mincon Group PLC	3,809,284	1,649,039
TOTAL IRELAND		69,080,688
Israel - 1.0%
Ituran Location & Control Ltd.	893,735	23,657,165
NICE Ltd. sponsored ADR (a)	15,206	2,752,286
Tel Aviv Stock Exchange Ltd.	1,620,557	12,881,636
TOTAL ISRAEL		39,291,087
Italy - 2.4%
Banca Generali SpA	140,000	6,090,903
BFF Bank SpA (c)	529,000	5,982,732
Dovalue SpA (a)(b)(c)	1,050,000	2,194,316
Generalfinance SpA	249,921	3,002,295
Industrie de Nora SpA (b)	198,400	2,297,487
Intercos SpA	310,900	5,551,780
Interpump Group SpA	1,633,037	70,870,907
TOTAL ITALY		95,990,420
Japan - 28.2%
Ai Holdings Corp.	416,292	7,038,935
Arealink Co. Ltd.	238,700	2,770,931
Artnature, Inc.	1,214,900	6,804,186
As One Corp.	243,000	5,263,743
ASKUL Corp.	600,000	8,527,085
Aucnet, Inc.	757,060	12,229,800
AZ-Com Maruwa Holdings, Inc. (b)	300,000	2,603,384
Azbil Corp.	3,379,090	98,978,318
BayCurrent Consulting, Inc.	281,800	8,549,655
Belc Co. Ltd.	120,000	5,030,540
Broadleaf Co. Ltd. (d)	5,040,373	20,793,368
Central Automotive Products Ltd.	230,779	7,679,539
Chiba Bank Ltd.	556,900	5,216,747
CKD Corp.	267,000	5,391,509
CTS Co. Ltd.	300,000	1,668,169
Curves Holdings Co. Ltd. (d)	5,937,359	32,777,250
Daiei Kankyo Co. Ltd.	240,000	4,625,213
Daiichikosho Co. Ltd.	1,316,928	16,021,503
Daikokutenbussan Co. Ltd.	179,300	12,758,840
Daiwabo Holdings Co. Ltd.	220,000	4,183,973
Dexerials Corp.	150,800	7,377,679
Digital Hearts Holdings Co. Ltd. (d)	1,354,550	9,024,004
Dowa Holdings Co. Ltd.	90,000	3,303,015
Elan Corp.	1,546,600	9,508,485
Fuji Electric Co. Ltd.	80,000	4,499,752
Fujitec Co. Ltd.	920,300	26,877,023
Funai Soken Holdings, Inc.	652,257	9,570,180
Fuyo General Lease Co. Ltd.	28,800	2,372,364
Gift Holdings, Inc.	480,100	8,162,710
Goldcrest Co. Ltd.	1,537,300	29,657,201
Hamamatsu Photonics K.K.	60,000	1,741,864
Hokuhoku Financial Group, Inc.	201,500	2,871,077
Inaba Denki Sangyo Co. Ltd.	216,300	5,717,753
Iwatani Corp.	100,000	6,396,315
Iwatsuka Confectionary Co. Ltd.	211,600	3,600,470
Japan Elevator Service Holdings Co. Ltd.	146,300	2,713,980
JEOL Ltd.	80,000	3,259,170
JINS Holdings, Inc.	123,200	3,758,379
JTOWER, Inc. (a)(b)	400,000	4,336,304
Justsystems Corp.	150,000	3,169,120
Kamigumi Co. Ltd.	175,800	4,036,928
Kansai Electric Power Co., Inc.	380,000	6,504,003
Kansai Paint Co. Ltd.	984,000	16,250,566
Katitas Co. Ltd.	300,000	3,762,892
Kato Sangyo	110,000	3,150,095
Kobe Bussan Co. Ltd.	82,300	2,174,449
Koshidaka Holdings Co. Ltd. (b)(d)	5,227,659	35,315,182
Kotobuki Spirits Co. Ltd.	382,400	4,921,513
Kusuri No Aoki Holdings Co. Ltd.	871,574	18,158,155
Kyoritsu Maintenance Co. Ltd.	237,600	4,635,266
Kyoto Financial Group, Inc.	241,812	4,584,267
m-up Holdings, Inc.	250,000	2,216,214
Maeda Kosen Co. Ltd.	404,800	4,447,787
Maruwa Ceramic Co. Ltd.	27,900	7,561,430
MCJ Co. Ltd.	850,000	7,767,765
Medikit Co. Ltd.	658,800	13,632,923
Meitec Group Holdings, Inc.	201,000	4,575,348
Miroku Jyoho Service Co., Ltd.	618,891	8,068,450
Misumi Group, Inc.	732,000	13,596,275
Mitani Shoji Co. Ltd.	350,000	3,869,030
Mitsuboshi Belting Ltd.	262,952	7,767,181
Nagaileben Co. Ltd.	1,528,000	27,560,202
Net One Systems Co. Ltd.	650,000	13,134,074
Nihon Parkerizing Co. Ltd.	5,182,368	43,173,427
Nippon Concept Corp.	145,000	1,683,222
Nippon Gas Co. Ltd.	303,700	4,763,146
Nitto Kohki Co. Ltd.	270,000	4,163,412
NOF Corp.	1,060,700	15,283,341
NS Tool Co. Ltd. (d)	1,444,000	8,954,815
NSD Co. Ltd.	1,909,580	39,516,024
OBIC Co. Ltd.	219,600	33,422,649
Osaka Soda Co. Ltd.	77,700	5,160,809
OSG Corp.	1,322,475	18,357,777
Paramount Bed Holdings Co. Ltd.	586,612	9,926,647
Park24 Co. Ltd. (a)	200,000	2,154,134
Prestige International, Inc.	1,100,000	5,242,816
ProNexus, Inc.	1,142,477	9,891,477
Qol Holdings Co. Ltd.	480,000	4,899,169
Relo Group, Inc.	275,000	3,284,103
Renesas Electronics Corp.	265,000	4,564,326
Rohto Pharmaceutical Co. Ltd.	357,200	8,428,971
Roland Corp.	140,000	3,654,084
San-Ai Obbli Co. Ltd.	1,093,972	15,094,557
Shinwa Co. Ltd.	60,000	1,072,194
SHO-BOND Holdings Co. Ltd.	1,372,000	53,009,819
Shoei Co. Ltd.	475,500	6,364,123
SK Kaken Co. Ltd.	526,920	33,801,951
Softcreate Co. Ltd.	200,000	2,397,784
Software Service, Inc.	178,500	16,717,433
Sumco Corp. (b)	641,400	10,544,867
SWCC Showa Holdings Co. Ltd.	228,500	6,932,562
Techno Medica Co. Ltd.	283,000	3,389,086
The Monogatari Corp. (b)	910,288	20,781,582
Timee, Inc.	11,100	107,440
TIS, Inc.	1,038,936	22,400,876
Tocalo Co. Ltd.	1,479,649	19,576,545
Toyo Suisan Kaisha Ltd.	115,000	7,864,724
USS Co. Ltd.	2,454,200	22,214,847
Visional, Inc. (a)	146,500	7,706,151
WingArc1st, Inc.	100,000	1,881,112
YAKUODO Holdings Co. Ltd. (d)	1,008,352	19,082,660
Yaoko Co. Ltd.	80,500	4,928,177
YONEX Co. Ltd.	950,000	13,976,837
TOTAL JAPAN		1,150,889,204
Korea (South) - 0.4%
BGF Retail Co. Ltd.	157,318	11,875,310
Soulbrain Co. Ltd.	18,000	3,462,575
TOTAL KOREA (SOUTH)		15,337,885
Luxembourg - 0.0%
Novem Group SA	56,819	334,518
Netherlands - 5.4%
Aalberts Industries NV	2,236,135	85,428,016
BE Semiconductor Industries NV	363,606	46,887,026
IMCD NV	325,929	46,913,976
Koninklijke Heijmans NV (Certificaten Van Aandelen)	410,050	11,848,836
OCI NV	260,000	6,260,816
TKH Group NV (bearer) (depositary receipt)	242,600	10,607,176
Van Lanschot Kempen NV (Bearer)	305,761	13,219,848
TOTAL NETHERLANDS		221,165,694
New Zealand - 0.1%
Contact Energy Ltd.	552,000	2,792,444
Norway - 2.2%
Europris ASA (c)	674,800	4,029,404
Kongsberg Gruppen ASA	608,208	61,096,179
Medistim ASA	440,375	6,740,475
Norconsult A/S	1,491,300	4,496,890
Selvaag Bolig ASA	840,200	2,903,190
Sparebanken Midt-Norge	356,800	5,325,871
TGS ASA	340,000	4,166,407
TOTAL NORWAY		88,758,416
Philippines - 0.2%
International Container Terminal Services, Inc.	1,240,000	7,567,327
Poland - 0.0%
Sygnity SA (a)	80,000	1,215,026
Puerto Rico - 0.1%
Liberty Latin America Ltd. Class C (a)	400,000	4,240,000
Singapore - 0.2%
Boustead Singapore Ltd.	9,000,000	6,732,999
Spain - 0.7%
Cie Automotive SA	66,585	1,945,664
Compania de Distribucion Integral Logista Holdings SA	407,000	12,033,798
Fluidra SA	594,020	13,230,432
TOTAL SPAIN		27,209,894
Sweden - 13.7%
Addlife AB	1,626,501	23,875,356
AddTech AB (B Shares)	5,001,065	161,110,762
Alligo AB (B Shares)	500,000	6,573,787
Autoliv, Inc.	388,900	39,333,346
Bergman & Beving AB (B Shares)	1,406,054	41,620,207
Betsson AB (B Shares)	540,000	6,426,026
BHG Group AB (a)(b)	1,953,200	2,879,863
Dometic Group AB (c)	491,200	3,371,232
Hemnet Group AB	1,579,200	58,365,458
HEXPOL AB (B Shares)	375,500	4,197,078
INVISIO AB	1,293,172	30,188,343
JM AB (B Shares) (b)	315,300	6,129,819
John Mattson Fastighetsforetagen AB (a)	2,484,706	14,617,009
Lagercrantz Group AB (B Shares)	8,404,222	141,728,840
Prisma Properties AB	2,000,000	4,870,579
Rusta AB	1,200,000	8,319,949
Surgical Science Sweden AB (a)(b)	160,000	1,939,267
Teqnion AB (a)	129,960	2,439,207
TOTAL SWEDEN		557,986,128
Switzerland - 1.0%
Tecan Group AG	88,160	32,863,517
VZ Holding AG	45,512	6,149,500
TOTAL SWITZERLAND		39,013,017
Taiwan - 0.8%
Addcn Technology Co. Ltd. (d)	3,114,641	18,712,828
eMemory Technology, Inc.	115,000	8,204,749
International Games Systems Co. Ltd.	316,000	7,261,337
TOTAL TAIWAN		34,178,914
United Kingdom - 16.2%
B&M European Value Retail SA	783,231	4,713,218
Baltic Classifieds Group PLC	11,321,800	39,443,346
Berkeley Group Holdings PLC	74,400	4,857,011
Big Yellow Group PLC	450,000	6,999,820
Bodycote PLC	5,506,061	49,406,651
Cab Payments Holdings Ltd. (b)	2,720,900	3,176,051
Clarkson PLC	498,634	29,070,209
DCC PLC (United Kingdom)	165,000	11,369,404
Direct Line Insurance Group PLC	3,750,000	9,087,232
Domino's Pizza UK & IRL PLC	1,017,300	4,237,240
Dowlais Group PLC	3,320,487	2,727,669
DP Poland PLC (a)	42,210,188	5,968,964
Games Workshop Group PLC	233,000	30,851,915
GlobalData PLC	1,200,000	3,316,719
Grainger Trust PLC	1,156,700	3,583,660
H&T Group PLC	600,000	2,954,194
Harbour Energy PLC	875,800	3,529,649
Hill & Smith Holdings PLC	505,514	14,946,861
Howden Joinery Group PLC	4,937,682	59,699,527
Inchcape PLC	1,077,460	11,676,635
Indivior PLC (a)	170,000	2,338,415
InterContinental Hotel Group PLC ADR	449,000	45,497,170
J.D. Wetherspoon PLC (a)	333,500	3,200,476
John Wood Group PLC (a)	3,600,000	9,441,079
Lancashire Holdings Ltd.	1,761,924	14,360,363
LSL Property Services PLC	694,900	3,055,184
Marlowe PLC (b)	550,000	3,111,031
Mears Group PLC	770,000	3,583,342
On The Beach Group PLC (c)	2,387,000	4,510,854
Oxford Instruments PLC	700,000	22,587,114
Petershill Partners PLC (c)	2,473,300	7,058,603
Pets At Home Group PLC	2,441,900	9,631,018
Pinewood Technologies Group PLC	959,406	4,384,610
Premier Foods PLC	2,661,300	6,158,222
Rightmove PLC	2,424,463	17,958,820
RS GROUP PLC	1,133,987	11,924,779
Sabre Insurance Group PLC (c)	5,622,347	11,448,848
Sage Group PLC	1,435,000	20,034,140
SigmaRoc PLC (a)	14,000,000	13,048,333
Softcat PLC	280,945	5,872,605
Spectris PLC	2,718,606	106,175,182
Spirax-Sarco Engineering PLC	54,897	6,393,899
Synthomer PLC (a)(b)	1,413,695	4,816,045
Unite Group PLC	1,599,074	19,590,722
Vistry Group PLC (a)	227,500	4,047,683
TOTAL UNITED KINGDOM		661,844,512
United States of America - 2.7%
Morningstar, Inc.	245,746	78,061,217
PriceSmart, Inc.	209,112	19,098,199
Ramaco Resources, Inc. Class A (b)	350,000	4,760,000
Smurfit Westrock PLC (b)	150,000	6,654,650
TOTAL UNITED STATES OF AMERICA		108,574,066
TOTAL COMMON STOCKS (Cost $2,842,328,548)		3,951,295,622

Investment Companies - 1.9%
	Shares	Value ($)
United States of America - 1.9%
iShares MSCI EAFE Small-Cap ETF (Cost $72,877,632)	1,210,000	78,395,900

Money Market Funds - 2.6%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (e)	59,678,661	59,690,597
Fidelity Securities Lending Cash Central Fund 5.39% (e)(f)	44,838,535	44,843,018
TOTAL MONEY MARKET FUNDS (Cost $104,532,721)		104,533,615

TOTAL INVESTMENT IN SECURITIES - 101.4% (Cost $3,019,738,901)	4,134,225,137
NET OTHER ASSETS (LIABILITIES) - (1.4)%	(59,079,993)
NET ASSETS - 100.0%	4,075,145,144

Security Type Abbreviations
ETF	-	EXCHANGE-TRADED FUND

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $78,949,978 or 1.9% of net assets.

(d)	Affiliated company
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	133,243,313	701,118,003	774,670,519	3,125,628	(133)	(67)	59,690,597	0.1%
Fidelity Securities Lending Cash Central Fund 5.39%	25,436,981	375,009,250	355,603,213	425,571	-	-	44,843,018	0.2%
Total	158,680,294	1,076,127,253	1,130,273,732	3,551,199	(133)	(67)	104,533,615

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are presented in the table below. Certain corporate actions, such as mergers, are excluded from the amounts in this table if applicable. A dash in the Value end of period ($) column means either the issuer is no longer held at period end, or the issuer is held at period end but is no longer an affiliate.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Addcn Technology Co. Ltd.	13,841,044	5,500,912	-	336,091	-	(629,128)	18,712,828
Broadleaf Co. Ltd.	22,027,448	-	4,138,257	49,541	(2,579,275)	5,483,452	20,793,368
Curves Holdings Co. Ltd.	25,681,624	266,743	-	210,967	-	6,828,883	32,777,250
Digital Hearts Holdings Co. Ltd.	7,796,576	521,550	-	84,559	-	705,878	9,024,004
Koshidaka Holdings Co. Ltd.	31,643,463	5,702,169	-	218,549	-	(2,030,450)	35,315,182
NS Tool Co. Ltd.	10,284,096	346,468	246,387	110,285	(364,028)	(1,065,334)	8,954,815
YAKUODO Holdings Co. Ltd.	15,137,096	3,321,706	-	141,585	-	623,858	19,082,660
Total	126,411,347	15,659,548	4,384,644	1,151,577	(2,943,303)	9,917,159	144,660,107

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Exchange-Traded Funds (ETFs) and Exchange-Traded Notes (ETNs) are valued at their last sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs and ETNs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs and ETNs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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